Capital structure and financial items (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Share Capital

Share capital
DKK million	A share capital	B share capital	Total share capital

Development in share capital:
Share capital 2014	107	423	530
Cancelled in 2015	—	(10)	(10)
Cancelled in 2016	—	(10)	(10)
Cancelled in 2017	—	(10)	(10)

Share capital at the beginning of the year	107	393	500
Cancelled in 2018	—	(10)	(10)

Share capital at the end of the year	107	383	490

Cash Distribution to Shareholders

DKK million	2018	2017	2016

Interim dividend for the year	7,238	7,396	7,600
Dividend for prior year	11,810	11,448	16,230
Share repurchases for the year	15,567	16,845	15,057

Total	34,615	35,689	38,887

Treasury Shares

				2018	2017
	Market value, DKK million	As % of share capital before cancellation	As % of share capital after cancellation	Number of B shares of DKK 0.20 (million)	Number of B shares of DKK 0.20 (million)

Holding at the beginning of the year	18,579	2.2%		56	46
Cancellation of treasury shares	(16,725)	(2.0%)		(50)	(50)
Transfer regarding restricted stock units	(200)			(1)	—
Purchase during the year	15,567			51	60
Value adjustment	(611)			—	—

Holding at the end of the year	16,610		2.3%	56	56

Earnings Per Share

DKK million		2018	2017	2016

Net profit for the year		38,628	38,130	37,925

Average number of shares outstanding	in 1,000 shares	2,419,603	2,473,218	2,529,945
Dilutive effect of average outstanding share pool[1]	in 1,000 shares	4,814	4,875	4,784
Average number of shares outstanding, including dilutive effect of outstanding share pool	in 1,000 shares	2,424,417	2,478,093	2,534,729

Basic earnings per share	DKK	15.96	15.42	14.99

Diluted earnings per share	DKK	15.93	15.39	14.96

1.	For further information on the outstanding share pool, please refer to note 5.1.

Financial Risks	Management has assessed the following key financial risks:

Type	Financial risk

Foreign exchange risk	High
Interest rate risk	Low
Liquidity risk	Low
Credit risk	Low

Financial Contracts
The financial contracts existing at year-end cover the expected future cash flow for the following number of months:

	2018	2017

USD	11 months	12 months
CNY[1]	6 months	6 months
JPY	12 months	12 months
GBP	11 months	13 months
CAD	9 months	11 months

1.	Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk’s CNY currency exposure.

Key Currencies

Key currencies
Exchange rate DKK per 100	2018	2017	2016

USD
Average	631	660	673
Year-end	652	621	706
Year-end change	5.1%	(12.0%)	3.4%

CNY
Average	95	98	101
Year-end	95	95	102
Year-end change	(0.3%)	(6.9%)	(2.9%)

JPY
Average	5.72	5.88	6.21
Year-end	5.91	5.51	6.03
Year-end change	7.3%	(8.6%)	6.3%

GBP
Average	842	849	911
Year-end	827	839	869
Year-end change	(1.4%)	(3.5%)	(14.0%)

CAD
Average	487	508	508
Year-end	479	495	524
Year-end change	(3.2%)	(5.5%)	6.5%

Foreign Exchange Sensitivity Analysis
At year-end, a 5% immediate increase/decrease in all other currencies versus EUR and DKK would affect other comprehensive income and the income statement as outlined in the table below:

DKK million	5% increase in all other currencies against DKK and EUR	5% decrease in all other currencies against DKK and EUR

2018
Other comprehensive income	(1,988)	1,988
Income statement	115	(115)

Total	(1,873)	1,873

2017
Other comprehensive income	(1,994)	2,098
Income statement	210	(255)

Total	(1,784)	1,843

A 5% immediate increase/decrease in the following currencies versus EUR and DKK would impact Novo Nordisk’s operating profit as outlined in the table below:

	Estimated for
DKK million	2019	2018

USD	2,000	1,900
CNY	350	325
JPY	160	170
GBP	85	90
CAD	90	80

Credit Exposure

DKK million	Cash at bank	Derivative financial instruments	Total

2018
AA-range	7,989	90	8,079
A-range	7,212	114	7,326
BBB-range	246		246
Not rated or below BBB-range	191		191

Total	15,638	204	15,842

2017
AA-range	12,369	935	13,304
A-range	5,967	1,369	7,336
BBB-range	438		438
Not rated or below BBB-range	78		78

Total	18,852	2,304	21,156

Derecognised Receivables	At year-end, the Group had derecognised receivables without recourse having due dates after 31 December amounting to:

DKK million	2018	2017	2016

US	3,587	3,328	2,754
Japan	1,937	2,024	2,259

Hedging Activities

Hedging activities		2018			2017

DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end

Forward contracts USD [1]	29,951	21	1,555	33,273	1,664	8
Forward contracts CNH, JPY, GBP and CAD	7,462	23	166	7,677	222	37

Forward contracts, cash flow hedges	37,413	44	1,721	40,950	1,886	45

Currency options USD	—	—	—	2,152	180	—
Currency options JPY	—	—	—	112	6	—

Currency options, cash flow hedges	—	—	—	2,264	186	—

Forward contracts USD	9,145	123	256	11,519	260	239
Forward contracts CNH, CAD, EUR and GBP	3,268	37	47	2,680	120	25

Forward contracts, fair value hedges	12,413	160	303	14,199	380	264

Time value of currency options (hedge accounting not applied)[2]	—	—	—	—	34	—

Currency options GBP (hedge accounting not applied)	—	—	—	125	1	—

Total hedging activities	49,826	204	2,024	57,538	2,487	309

Recognised in the income statement		160	303		415	264
Recognised in other comprehensive income[3]		44	1,721		2,072	45

Presented in the balance sheet as:
Derivative financial instruments (current assets/liabilities)		204	2,024		2,304	309
Cash at bank		—			183

1.	Average hedge rate for USD cash flow hedges is 610 at the end of 2018 and 644 at the end of 2017.

2.	With the implementation of IFRS 9, hedge accounting is applied to time value of currency options from 1 January 2018. There are no open options at 31 December 2018.

3.	Realisation in 2018 of previously deferred gains amounts to DKK 2,027 million. Furthermore, an additional loss of DKK 1,677 million as of 31 December 2018 has been deferred for realisation in 2019.

Expected Timing of Income Statement Impact
The above financial contracts regarding cash flow hedging are expected to impact the income statement within the periods shown below. The split is based on an estimate of when the cash flow hedges are expected to be reclassified to fair value hedges with the fair value then being transferred to Financial income or Financial expenses. The cash flow impact is an immediate consequence of the reclassification (note 4.8).

	2018		2017

DKK million	Positive fair value at year-end	Negative fair value at year-end	Positive fair value at year-end	Negative fair value at year-end

Expected timing of income statement impact
0–12 months	44	1,721	2,072	45
More than 12 months	—	—	—	—

Total cash flow hedges for which hedge accounting is applied	44	1,721	2,072	45

Cash and Cash Equivalents and Financial Resources

DKK million	2018	2017	2016

Cash and cash equivalents
Cash at bank (note 4.2)	15,638	18,852	18,690
Current debt (bank overdrafts)[1]	(9)	(1,694)	(229)

Cash and cash equivalents	15,629	17,158	18,461

Financial resources
Cash and cash equivalents	15,629	17,158	18,461
Marketable securities	—	—	2,009
Undrawn committed credit facility[2]	11,574	8,190	8,178
Current debt (bank overdrafts)[1]	(506)	—	—

Financial resources[3]	26,697	25,348	28,648

1.
Cash and cash equivalents at the beginning of the year has been adjusted for a DKK 412 million bank loan reclassified to financing activities. At 31 December 2018 bank loans classified as financing activities totalled DKK 506 million (2017: DKK 412 million).

2.
The undrawn committed credit facility in 2018 is a EUR 1,550 million facility (EUR 1,100 million in 2017 and EUR 1,100 million in 2016) committed by a portfolio of international banks. The facility matures in 2023.

3.	Additional non-IFRS financial measure; please refer to pp 95-96 for definition.

Free Cash Flow

Free cash flow
DKK million	2018	2017	2016

Net cash generated from operating activities	44,616	41,168	48,314
Net cash used in investing activities	(12,080)	(6,571)	(6,790)
Net purchase of marketable securities	—	(2,009)	(1,533)

Free cash flow[4]	32,536	32,588	39,991

4.	Additional non-IFRS financial measure; please refer to pp 95-96 for definition.

Change in Working Capital

Change in working capital
DKK million	2018	2017	2016

Inventories	(963)	(1,032)	(1,583)
Trade receivables	(2,621)	69	(4,749)
Other receivables and prepayments	(662)	(17)	(154)
Trade payables	1,146	(401)	1,084
Other liabilities	(348)	265	1,526
Adjustment for payables related to non-current assets	84	(1,143)	—

Change in working capital before exchange rate adjustments	(3,364)	(2,259)	(3,876)

Exchange rate adjustments	(6)	(1,375)	168

Cash flow change in working capital	(3,370)	(3,634)	(3,708)

Other Non-Cash Items
The adjustments are specified as follows:

Other non-cash items
DKK million	2018	2017	2016

Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.8)	34	21	13
Capital gain/(loss) on investments, net etc (note 4.8)	(163)	25	(16)
Result of associated company (note 4.8)	(12)	(14)	(24)
Share-based payment costs (note 5.1)	414	292	368
Income from the partial divestment of associated company	(122)	—	—

Changes in non-cash balance sheet items
Increase/(decrease) in provisions (note 3.6)	5,496	226	4,007
Increase/(decrease) in retirement benefit obligations (note 3.5)	(80)	(115)	265
Remeasurements of retirement benefit obligations (note 3.5)	87	103	(205)

Other adjustments
Exchange rate adjustments on working capital (note 4.5)	6	1,375	(168)
Other, primarily exchange rate adjustments	438	114	(358)

Total other non-cash items	6,098	2,027	3,882

Financial Assets

Financial assets by category
DKK million	2018	2017

Financial assets at fair value through the income statement	969	2,304
Other financial assets[1,2]	765	—
Derivate financial instruments (note 4.3)	204	2,304

Financial assets at amortised cost[3]	28,340	40,399
Other financial assets[1]	477	567
Trade receivables (note 3.4)[4]	11,188	20,165
Other receivables	3,090	2,428
- less prepayments and VAT receivables	(2,053)	(1,613)
Cash at bank (note 4.4)	15,638	18,852

Financial assets at fair value through OCI	11,598	411
Trade receivables in a factoring portfolio (note 3.4)[4]	11,598	—
Other financial assets[2]	—	411

Total financial assets at the end of the year by category[1]	40,907	43,114

1.
Financial assets with the exception of Other financial assets are all due within one year. Other financial assets at amortised cost include DKK 377 million which are due in more than 5 years (2017: DKK 473 million). Other financial assets measured at fair value through the income statement are minor shareholdings.

2.
Classified as available for sale in 2017 relates to minor shareholdings, which in 2017 were measured at fair value through other comprehensive income and, from 1 January 2018, are measured at fair value through the income statement.

3.	Classified as loans and receivables in 2017, also measured at amortised cost.

4.
With the implementation of IFRS 9, trade receivables in geographies which utilise factoring have been reclassified from trade receivables measured at amortised cost to trade receivables in a factoring portfolio. The amount reclassified on 1 January 2018 was DKK 9,168 million. Trade receivables at 31 December 2018 (note 3.4) includes DKK 11,598 million which are measured at fair value through OCI, which have no associated loss allowance (1 January 2018: DKK 0 million).

Financial Liabilities

Financial liabilities by category
DKK million	2018	2017

Financial liabilities measured at fair value through the income statement	2,024	309
Derivative financial instruments (note 4.3)	2,024	309

Financial liabilities measured at amortised cost	20,936	20,568
Current debt	515	1,694
Trade payables	6,756	5,610
Other liabilities (note 3.7)	14,098	14,446
- less VAT and duties payable (note 3.7)	(433)	(1,182)

Total financial liabilities at the end of the year by category[1]	22,960	20,877

1.	All financial liabilities are due within one year.

Fair Value Measurement Hierarchy

Fair value measurement hierarchy
DKK million	2018	2017

Active market data	649	338
Directly or indirectly observable market data	204	2,304
Not based on observable market data[1]	11,714	73

Total financial assets at fair value	12,567	2,715

Active market data	—	—
Directly or indirectly observable market data	2,024	309
Not based on observable market data	—	—

Total financial liabilities at fair value	2,024	309

1.
The fair value of trade receivables in a factoring portfolio is calculated based on the net invoice amount (invoice amount less charge-backs) less the fee payable to the factoring entity. The factoring fee is insignificant due to the short period between the time of sale to the factoring entity and the invoice due date and the rate applicable. Inputs to the estimate of US wholesaler charge-backs are described in note 2.1.

Financial Income

Financial income
DKK million	2018	2017	2016

Interest income[1]	51	69	52
Foreign exchange gain (net)[2]	—	1,163	—
Financial gain from forward contracts (net)	1,656	—	—
Financial gain from currency options (net)	152	—	—
Capital gain on investments etc	251	—	16
Result of associated company	12	14	24

Total financial income	2,122	1,246	92

Financial Expenses

Financial expenses
DKK million	2018	2017	2016

Interest expenses[1]	85	90	65
Foreign exchange loss (net)[2]	1,510	—	335
Financial loss from forward contracts (net)	—	1,346	158
Financial loss from currency options (net)	—	4	83
Capital loss on investments etc	88	25	—
Other financial expenses	72	68	85

Total financial expenses	1,755	1,533	726

1.	Total Interest income and expenses is on financial assets and liabilities measured at amortised cost.

2.	Primarily related to trade receivables, other receivables and trade payables.

Financial Impact From Forward Contracts and Currency Options, Specified

Financial impact from forward contracts and currency options, specified
DKK million	2018	2017	2016

Forward contracts
Income/(loss) transferred from other comprehensive income	1,841	(2,016)	(705)
Value adjustment of transferred contracts	(1,299)	2,477	62
Unrealised fair value adjustments of forward contracts	(143)	116	(85)
Realised foreign exchange gain/(loss) on forward contracts	1,257	(1,923)	570

Financial income/(expense) from forward contracts	1,656	(1,346)	(158)

Currency options
Realised income/(loss) transferred from other comprehensive income	186	61	23
Value adjustment of transferred options	(3)	(9)	—
Foreign exchange gain/(loss) on currency options	(31)	(56)	(106)

Financial income/(expense) from currency options	152	(4)	(83)